Earnings per Share (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	0	13,916	0	13,916	13,166	17,649
Basic earnings per share computation:
Net income available to common stockholders	$ 3,931,556	$ 1,648,286	$ 7,346,326	$ 3,097,138	$ 4,820,064	$ 4,776,808
Average common shares outstanding - basic	12,201,185	8,216,567	11,708,746	7,872,609	8,639,212	5,838,574
Basic earnings per share (in dollars per share)	$ 0.32	$ 0.20	$ 0.63	$ 0.39	$ 0.56	$ 0.82
Diluted earnings per share computation:
Net income available to common stockholders					$ 4,820,000	$ 4,777,000
Average common shares outstanding - basic					8,639,212	5,838,574
Incremental shares from assumed conversions:
Stock options	119,313	108,971	113,751	104,673	154,315	280,369
Average common shares outstanding - diluted					8,793,527	6,118,943
Diluted earnings per share (in dollars per share)	$ 0.32	$ 0.20	$ 0.62	$ 0.39	$ 0.55	$ 0.78